Summary of Significant Accounting Policies - Additional Information (Detail)		3 Months Ended				12 Months Ended
	Jan. 01, 2020 USD ($)	Mar. 31, 2021 USD ($)		Mar. 31, 2020 USD ($)		Dec. 31, 2020 USD ($) Customer Segment	Dec. 31, 2019 USD ($) Customer	May 31, 2019
Accounting Policies [Line Items]
Allowance for doubtful accounts		$ 259,000				$ 88,000	$ 283,000
Amortization expense						794,000	340,000
Capitalized developed software net book value		$ 8,408,000				7,416,000	3,175,000
Net book value of intangible assets						$ 295,000	$ 140,000
Product warranty description		The Company provides warranties related to the intended functionality of the products and those warranties typically allow for the return of hardware up to one year for electrical components and five years for mechanical components past the date of sale.				The Company provides warranties related to the intended functionality of the products and those warranties typically allow for the return of hardware up to one year for electrical components and five years for mechanical components past the date of sale.
Reserve percentage of hardware warranties related to hardware revenue		1.00%		2.00%		2.00%	2.00%
Reserve for wholesale returns against revenue		$ 0		$ 55,000		$ 131,000	$ 578,000
Reserve against accounts receivable		1,775,000				1,787,000	1,483,000
Amount of transaction price allocated to unsatisfied performance obligations		17,802,000				15,523,000
Short-term performance obligations		4,687,000				2,344,000
Long-term portion of performance obligations		13,115,000				13,179,000
Revenue		$ 6,629,000		2,726,000		$ 18,061,000	14,887,000
Description of advance services provided to customers		The Company generally invoices its customers monthly, 2 years, 5 years or 10 years in advance of services being provided.				The Company generally invoices its customers monthly, 2 years, 5 years or 10 years in advance of services being provided.
Contract liability balance	$ 7,068,000						934,000
Research and development expense		$ 9,615,000	[1]	5,604,000	[1]	$ 25,314,000	18,340,000
Advertising expense						429,000	793,000
Impairment charge of long lived assets						$ 0	$ 0
Dividend yield		0.00%				0.00%	0.00%
Number of operating segment		1				1
Number of reportable segment		1				1
Internally developed software [Member]
Accounting Policies [Line Items]
Capitalized developed software costs						$ 5,035,000	$ 2,987,000
Amortization expense						794,000	340,000
Capitalized developed software net book value		$ 8,408,000				$ 7,416,000	3,175,000
Revenue	$ 1,845,000	$ 1,126,000					308,000
Software [Member]
Accounting Policies [Line Items]
Description of software service term lengths		SaaS arrangements generally have term lengths of month-to-month, 2-year, 5-year and 10-year and is a fixed-fee paid upfront except for the month-to-month arrangements.				SaaS arrangements generally have term lengths of month-to-month, 2-year, 5-year and 10-year and is a fixed-fee paid upfront except for the month-to-month arrangements.
Interest expense		$ 658,000		267,000		$ 1,524,000	433,000
Revenue		1,615,000		694,000		$ 3,797,000	1,386,000
Internally developed software [Member]
Accounting Policies [Line Items]
Contract cost, amortization period						10 years
Accounts Receivable [Member]
Accounting Policies [Line Items]
Gross accounts receivable		$ 1,595,000				$ 1,532,000	$ 2,534,000
Percentage risk concentration		17.00%				15.00%	29.00%
Number of customer | Customer						1	1
Revenue [Member]
Accounting Policies [Line Items]
Revenue		$ 943,000		$ 546,000		$ 1,894,000
Percentage risk concentration		14.00%		20.00%		10.50%
Number of customer | Customer						1
Minimum [Member] | Internally developed software [Member]
Accounting Policies [Line Items]
Property, plant and equipment, useful life						3 years
Maximum [Member] | Internally developed software [Member]
Accounting Policies [Line Items]
Property, plant and equipment, useful life						5 years
Latch Taiwan Inc [Member]
Accounting Policies [Line Items]
Ownership interest in subsidiary								100.00%

[1]	Stock-based compensation expense included in cost of revenue and operating expenses is as follows: Cost of hardware revenue $ 14 $ 4 Research and development 3,999 97 Sales and marketing 161 37 General and administrative 10,319 218 Total stock-based compensation $ 14,493 $ 356